Net Loss Per Share of Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of earning per share basic and diluted reconciliation
The following table includes the calculation of basic and diluted net income/(loss) per share:

	Six Months Ended June 30,
	2021	2020

	(in thousands except per share information)
Loss from continuing operations	$(203,119)	$(23,683)
(Loss) / gain from discontinued operation	(1,022)	28,960

Net (loss) / income available to common stockholders	$(204,141)	$5,277

Basic and diluted net loss per share - continuing operations	$(0.69)	$(0.31)
Basic and diluted net income per share - discontinued operations	—	0.37

Basic and diluted net (loss) / income per share	$(0.69)	$0.06

Shares used in the computation of basic and diluted net (loss)/income per share	294,224	77,371

The following table includes the calculation of basic and diluted net income/(loss) per share:

	Year Ended December 31,
	2020	2019
	(in thousands except per share information)
Loss from continuing operations	$(47,720)	$(59,985)
Income/(loss) from discontinued operations	28,185	(6,160)

Net loss available to common stockholders	$(19,535)	$(66,145)

Basic and diluted net loss per share - continuing operations	$(0.55)	$(2.23)
Basic and diluted net income/(loss) per share - discontinued operations	0.32	(0.23)

Basic and diluted net loss per share - total	$(0.23)	$(2.46)

Shares used in computation of basic and diluted net income/(loss) per share	87,479	26,942

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities were not included in the calculation of weighted average common shares outstanding, as their effect would have been anti-dilutive during the six months ended June 30, 2021 and 2020:

	June 30,
	2021	2020

	(in thousands)
Series A redeemable convertible preferred stock	8,652	8,652
Series B and B-1 redeemable convertible preferred stock	28,495	28,495
Series C redeemable convertible preferred stock	41,908	41,908
Restricted common stock	6,361	13,951
Restricted stock units	98,100	—
Common stock warrants	122,986	134,996
2021 Convertible Bridge Notes as converted in common stock	86,290	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability	42,945	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability in connection with the Rights Offering	565	—
Common stock issuable for consent fees	3,456	—
Series B preferred stock warrants	1,055	1,055
Series C preferred stock warrants	203	203
Stock options	28,980	40,916

The following potentially dilutive securities were not included in the calculation of weighted average common shares outstanding, as their effect would have been anti-dilutive for the years ended December 31:

	December 31,
	2020	2019
	(in thousands)
Series A redeemable convertible preferred stock	8,652	8,652
Series B and B-1 redeemable convertible preferred stock	28,495	28,495
Series C redeemable convertible preferred stock	41,908	39,824
Restricted common stock	9,767	—
Common stock warrants	134,996	126,662
Series B preferred stock warrants	1,055	1,055
Series C preferred stock warrants	203	8,541
Stock options	38,258	42,276